SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2024 CAD ($)
Property, Plant and Equipment [Line Items]
Term deposits	$ 23,179		$ 11,084
Restricted cash equivalents, noncurrent	129,255		129,307
Proceeds from IPO	500,000
Short-term investments	0		51,723
Allowance for doubtful accounts	0		0
Impairment of indefinate-lived intangible assets	0		0
Amortization of intangible assets	32,630		33,285	$ 0
Goodwill impairment	$ 0		$ 0
Warrants Series A [Member]
Property, Plant and Equipment [Line Items]
Antidilutive shares | shares	12,376	12,376	0	0
CEWS Program [Member]
Property, Plant and Equipment [Line Items]
Government subsidies	$ 0		$ 0	$ 326,640
CERS Program [Member]
Property, Plant and Equipment [Line Items]
Government subsidies	0		109,723	$ 163,530
CEBA Program [Member]
Property, Plant and Equipment [Line Items]
Note payable	0		177,336
Repayment of note payable	118,224	$ 160,000
M T M Animation Student List [Member]
Property, Plant and Equipment [Line Items]
Intangible Assets, Current	64,997		97,535
Impairment of definite-lived intangible assets	0		0
Amortization of intangible assets	$ 32,630		$ 33,285
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	1 year				1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	4 years				4 years
13995291 Canada Inc. [Member]
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 422,792				$ 572,423
Animation Group [Member]
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	14,299				19,943
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 20,888				$ 28,281
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%		30.00%		30.00%
Arts Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		20.00%		20.00%
Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		20.00%		20.00%
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		20.00%		20.00%
Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests			30.00%